Taxation - Schedule of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2024
Current income tax expense:
Total current income tax expense	$ 416,175				$ 163,556
True up adjustments for income tax expense for prior years	416,175	[1]		[1]	163,556
Deferred income tax expense/(benefit):
Total deferred income tax expense/(benefit)	545,390		(270,502)		(249,892)
Total income tax expense/(benefit)	961,565		(270,502)		(86,336)
PRC [Member]
Current income tax expense:
Total current income tax expense
Deferred income tax expense/(benefit):
Total deferred income tax expense/(benefit)	362,687		(114,666)		(203,986)
Hong Kong [Member]
Current income tax expense:
Total current income tax expense
Deferred income tax expense/(benefit):
Total deferred income tax expense/(benefit)	192,478		(146,899)		(45,906)
Serbia [Member]
Current income tax expense:
Total current income tax expense
Other [Member]
Deferred income tax expense/(benefit):
Total deferred income tax expense/(benefit)	$ (9,775)		$ (8,937)

[1]	True up adjustment for income tax expense for prior years is related to changes in estimates to IPO expenses claimed to Hong Kong tax authorities for prior periods.